SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Net income	$ 707	$ 5,354
Realized disposition gains in fair value changes or equity	1,554	621
Non-controlling interests in FFO	(7,546)	(7,161)
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	3,170	143
Fair value changes	1,423	831
Depreciation and amortization	5,791	4,876
Deferred income taxes	81	(475)
Total FFO	$ 5,180	$ 4,189